Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings per Share

Earnings per share is computed as follows (in thousands, except per share data):

	Year Ended December 31,
	2013			2012			2011
	Net Income	Shares	Per Share Amount	Net Income	Shares	Per Share Amount	Net Income	Shares	Per Share Amount
Basic earnings per share	$50,478	87,537	$0.58	$77,444	82,480	$0.94	$19,113	81,392	$0.23
Effect of dilutive incentive-based awards		615			1,072			632

Diluted earnings per share	$50,478	88,152	$0.57	$77,444	83,552	$0.93	$19,113	82,024	$0.23